Share-based Payment Arrangement - SENAO Share-based Compensation Plan (Detail) - Senao International Co., Ltd. (SENAO) [Member]	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 $ / shares	Jul. 31, 2018 $ / shares	Jun. 30, 2018 $ / shares	Jul. 31, 2017 $ / shares	Jun. 30, 2017 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [Line Items]
Effective Date	2012.05.28
Grant Date	2013.05.07
Stock Options Units | shares	10,000,000
Exercise Price	$ 66.20	$ 66.20	$ 66.20	$ 70.70	$ 70.70	$ 76.10
Original price	$ 93.00